Leases_Details of lease payments that are not included in the measurement of lease liabilities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [Abstract]
Lease payments for short-term leases	₩ 1,760	₩ 1,964
Lease payments for which the underlying asset is of low value	751	332
Total	₩ 2,511	₩ 2,296